SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2022
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 – 4 years
Molds [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 – 10 years
Equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 – 17 years